SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [abstract]
Current income tax expense	$ (101)	$ (232)	$ (297)	$ (419)
Deferred income tax recovery / (expense)	96	(7)	(72)	(56)
Income tax expense	$ (5)	$ (239)	$ (369)	$ (475)